T. ROWE PRICE NEW ERA FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 92.4%
AGRICULTURE 2.0%

Fertilizers & Agricultural Chemicals 1.0%
CF Industries Holdings	792,278	24,331
		24,331
Packaged Foods & Meats 1.0%
Sanderson Farms	226,900	26,767
		26,767
Total Agriculture		51,098
CHEMICALS 20.4%

Commodity Chemicals 1.4%
Orica (AUD)	1,080,991	12,036
Westlake Chemical	368,589	23,302
		35,338
Diversified Chemicals 3.3%
Akzo Nobel (EUR)	270,765	27,367
Huntsman	661,071	14,682
PPG Industries	339,009	41,386
		83,435
Industrial Gases 7.3%
Air Liquide (EUR)	211,131	33,467
Air Products & Chemicals	301,763	89,883
Linde	253,639	60,399
		183,749
Specialty Chemicals 8.4%
Borregaard (NOK)	925,266	14,217
Celanese	99,506	10,692
Croda International (GBP)	244,030	19,685
Koninklijke DSM (EUR)	217,505	35,808
Quaker Chemical	124,923	22,450
RPM International	475,700	39,407
Sherwin-Williams	59,350	41,351
Shin-Etsu Chemical (JPY)	129,500	16,946

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

	Shares	$ Value
(Cost and value in $000s)

Victrex (GBP)	464,839	10,980
		211,536
Total Chemicals		514,058
COMMODITY INDUSTRIALS 12.2%

Construction & Farm Machinery & Heavy Trucks 3.6%
AGCO	189,500	14,074
Bucher Industries (CHF)	33,422	12,731
Caterpillar	175,200	26,131
Deere	104,200	23,094
Toro	186,900	15,690
		91,720
Electrical Components & Equipment 0.6%
Schneider Electric (EUR)	115,532	14,361
		14,361
Industrial Machinery 3.9%
Atlas Copco, B Shares (SEK)	359,359	14,998
Epiroc, B Shares (SEK)	1,527,466	21,202
Kadant	93,623	10,263
Kennametal	420,500	12,169
Rotork (GBP)	2,754,345	9,986
Sandvik (SEK) (1)	403,537	7,891
Timken	117,700	6,382
Weir Group (GBP)	947,190	15,248
		98,139
Metal & Glass Containers 3.2%
Ball	394,279	32,772
Crown Holdings (1)	170,400	13,097
Silgan Holdings	410,000	15,076
Verallia (EUR)	458,068	12,169
Vidrala (EUR)	67,471	7,341
		80,455
Railroads 0.5%
Union Pacific	58,000	11,419
		11,419

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

	Shares	$ Value
(Cost and value in $000s)

Trading Companies & Distributors 0.4%
Toromont Industries (CAD)	185,100	11,076
		11,076
Total Commodity Industrials		307,170
ENERGY SERVICES & PROCESSORS 8.6%

Oil & Gas Equipment & Services 4.4%
Cactus, Class A	603,686	11,585
ChampionX (1)	1,377,900	11,009
Enerflex (CAD)	2,039,200	7,075
Energy Reservoir Holdings, Class A-1
Acquisition Date: 4/30/19, Cost $10,109 (1)(2)(3)(4)	10,108,939	7,481
Halliburton	1,477,900	17,809
Liberty Oilfield Services, Class A	1,364,502	10,902
Schlumberger	1,317,850	20,506
Tenaris (EUR)	2,731,307	13,608
TGS NOPEC Geophysical (NOK)	879,469	10,733
		110,708
Oil & Gas Storage & Transportation 3.0%
Enbridge	1,016,000	29,667
TC Energy	789,900	33,192
Venture Global LNG, Series B, Acquisition Date: 3/8/18
Cost $489 (1)(2)(3)	162	623
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost $11,184 (1)(2)(3)	3,124	12,021
		75,503
Semiconductor Equipment 1.2%
Cabot Microelectronics (1)	71,800	10,254
Entegris	280,400	20,845
		31,099
Total Energy Services & Processors		217,310
EXPLORATION & PRODUCTION 11.6%

Non-U.S. Oil & Gas Exploration & Production 1.8%
Aker BP (NOK)	686,835	10,737
Kelt Exploration (CAD) (1)	3,172,073	3,407
Kosmos Energy	3,161,804	3,085

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

	Shares	$ Value
(Cost and value in $000s)

Lundin Energy (SEK)	1,022,630	20,279
Parex Resources (CAD) (1)	820,700	8,647
		46,155
U.S. Mixed Exploration & Production 0.9%
Contango Oil & Gas (1)	2,981,427	3,995
National Fuel Gas	306,004	12,420
WPX Energy (1)	1,107,900	5,429
		21,844
U. S. Oil Exploration & Production 8.9%
Concho Resources	920,920	40,631
ConocoPhillips	1,506,300	49,467
Continental Resources	1,070,800	13,150
Devon Energy	1,397,059	13,216
Diamondback Energy	417,631	12,579
EOG Resources	1,201,372	43,177
Magnolia Oil & Gas, Class A (1)	1,579,643	8,167
Parsley Energy, Class A	530,783	4,968
Pioneer Natural Resources	458,150	39,396
		224,751
Total Exploration & Production		292,750
INTEGRATEDS 9.8%

Integrated Oil & Gas 9.8%
Chevron	657,973	47,374
Equinor (NOK)	3,145,579	44,565
Exxon Mobil	164,759	5,656
Galp Energia (EUR)	4,404,009	40,850
Hess	307,738	12,596
TOTAL (EUR)	2,744,892	94,267
Total Integrateds		245,308
METALS & MINING 11.0%

Diversified Metals & Mining 8.6%
BHP Group (AUD)	1,916,369	49,507
Boliden (SEK)	1,714,097	50,858
ERO Copper (CAD) (1)	1,373,381	20,020

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

	Shares	$ Value
(Cost and value in $000s)

IGO (AUD)	3,752,273	11,308
Lundin Mining (CAD)	3,150,351	17,579
Norsk Hydro (NOK) (1)	3,492,984	9,641
OZ Minerals (AUD)	1,462,457	14,923
Reliance Steel & Aluminum	104,900	10,704
South32 (AUD)	6,479,635	9,616
Southern Copper	516,000	23,359
		217,515
Precious Metals & Minerals 2.4%
Franco-Nevada (CAD)	69,550	9,719
Kirkland Lake Gold (CAD)	371,877	18,153
Northern Star Resources (AUD)	2,629,023	26,051
Perseus Mining (AUD) (1)	6,428,621	6,379
		60,302
Total Metals & Mining		277,817
OTHER 10.9%

Paper & Forest Products 10.7%
Avery Dennison	167,100	21,362
Domtar	590,900	15,523
DS Smith (GBP) (1)	3,760,322	14,286
Graphic Packaging Holding	879,100	12,386
International Paper	937,600	38,010
Mayr Melnhof Karton (EUR)	35,463	6,152
Mondi (GBP)	1,538,284	32,527
Packaging Corp. of America	439,788	47,959
Stora Enso, R Shares (EUR)	908,046	14,213
Svenska Cellulosa, Class B (SEK) (1)	1,304,833	17,889
UPM-Kymmene (EUR)	670,941	20,421
West Fraser Timber (CAD)	265,400	12,330
Westrock	485,100	16,852
		269,910
Research & Consulting Services 0.2%
ALS (AUD)	516,727	3,450
		3,450
Total Other		273,360

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

	Shares	$ Value
(Cost and value in $000s)
UTILITIES 5.6%
Electric Utilities 3.7%
Entergy	193,567	19,072
Iberdrola (EUR)	993,313	12,226
NextEra Energy	123,842	34,374
Terna Rete Elettrica Nazionale (EUR)	1,722,691	12,053
Xcel Energy	222,279	15,340
		93,065
Multi-Utilities 1.9%
Ameren	332,378	26,285
Public Service Enterprise Group	191,900	10,537
Sempra Energy	88,815	10,512
		47,334
Total Utilities		140,399
Total Miscellaneous Common Stocks 0.3% (5)		6,727
Total Common Stocks (Cost $2,339,159)		2,325,997

CONVERTIBLE PREFERRED STOCKS 5.4%
AGRICULTURE 0.8%
Fertilizers & Agricultural Chemicals 0.8%
Farmers Business Network, Series D, Acquisition Date: 11/3/17
Cost $11,372 (1)(2)(3)	615,892	20,359
Total Agriculture		20,359
UTILITIES 4.6%
Electric Utilities 3.8%
American Electric Power, 6.125%, 3/15/22	576,410	27,988
NextEra Energy, 5.279%, 3/1/23	801,909	37,641
Southern, Series A, 6.75%, 8/1/22	682,766	31,361
		96,990

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

	Shares	$ Value
(Cost and value in $000s)
Multi-Utilities 0.8%
Sempra Energy, Series B, 6.75%, 7/15/21	196,200	19,017
		19,017
Total Utilities		116,007
Total Convertible Preferred Stocks (Cost $122,002)		136,366

SHORT-TERM INVESTMENTS 0.8%
MONEY MARKET FUND 0.8%
T. Rowe Price Government Reserve Fund, 0.09% (6)(7)	20,995,714	20,996
Total Short-Term Investments (Cost $20,996)		20,996

Total Investments in Securities 98.6%
(Cost $2,482,157)		$2,483,359
Other Assets Less Liabilities 1.4%		35,686
Net Assets 100.0%		$2,519,045

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Level 3 in fair value hierarchy.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $40,484 and represents 1.6% of net assets.
(4)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.
(5)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6)	Seven-day yield
(7)	Affiliated Companies
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$49
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$49+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$17,348		¤	¤ $	20,996
T. Rowe Price Short-Term
Fund	—		¤	¤	—
Total					$20,996^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $49 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $20,996.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE NEW ERA FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE NEW ERA FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,360,999$	944,873$	20,125$	2,325,997
Convertible Preferred Stocks	—	116,007	20,359	136,366
Short-Term Investments	20,996	—	—	20,996
Total	$1,381,995$	1,060,880$	40,484$	2,483,359

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2020, totaled $(1,067,000) for the period ended September 30,
2020.

($000 s)	Beginning	Gain (Loss)		Ending
	Balance	During		Balance
	1/1/20	Period	Total Sales	9/30/20
Investment in Securities
Common Stocks	$27,196	$(7,071)	$–	$20,125
Convertible Preferred Stocks	14,355	6,004	–	20,359
Bank Loans	11,662	148	(11,810)	–

Total	$53,213	$(919)	$(11,810)	$40,484